Income taxes - Unrecognized tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Income Tax [Abstract]
Deductible temporary differences	$ 63,695	$ 60,237
Non-capital losses	587,407	394,067
Research and development expense, available for reduction of future taxable income	21,760	15,456
Unrecognized tax assets	$ 672,862	$ 469,760